Average Annual Total Returns		12 Months Ended	60 Months Ended	95 Months Ended	120 Months Ended	152 Months Ended	197 Months Ended	286 Months Ended	543 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
THE TAX EXEMPT BOND FUND OF AMERICA (Class A, Class C, Class F-1, Class F-2, Class F-3, Class T) | Class A
Prospectus [Line Items]
Average Annual Return, Percent		(1.57%)	0.35%		1.84%				5.66%
Performance Inception Date	Oct. 03, 1979
THE TAX EXEMPT BOND FUND OF AMERICA (Class A, Class C, Class F-1, Class F-2, Class F-3, Class T) | Class C
Prospectus [Line Items]
Average Annual Return, Percent		0.51%	0.36%		1.61%			3.39%
Performance Inception Date	Mar. 15, 2001
THE TAX EXEMPT BOND FUND OF AMERICA (Class A, Class C, Class F-1, Class F-2, Class F-3, Class T) | Class F-1
Prospectus [Line Items]
Average Annual Return, Percent		2.22%	1.04%		2.13%			3.57%
Performance Inception Date	Mar. 15, 2001
THE TAX EXEMPT BOND FUND OF AMERICA (Class A, Class C, Class F-1, Class F-2, Class F-3, Class T) | Class F-2
Prospectus [Line Items]
Average Annual Return, Percent		2.49%	1.30%		2.40%		3.61%
Performance Inception Date	Aug. 01, 2008
THE TAX EXEMPT BOND FUND OF AMERICA (Class A, Class C, Class F-1, Class F-2, Class F-3, Class T) | Class F-2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.49%	1.26%		2.38%
THE TAX EXEMPT BOND FUND OF AMERICA (Class A, Class C, Class F-1, Class F-2, Class F-3, Class T) | Class F-2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.75%	1.60%		2.51%
THE TAX EXEMPT BOND FUND OF AMERICA (Class A, Class C, Class F-1, Class F-2, Class F-3, Class T) | Class F-3
Prospectus [Line Items]
Average Annual Return, Percent		2.60%	1.41%	2.62%
Performance Inception Date	Jan. 27, 2017
THE TAX EXEMPT BOND FUND OF AMERICA (Class A, Class C, Class F-1, Class F-2, Class F-3, Class T) | Bloomberg Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.05%	0.99%		2.25%		3.51%
THE TAX EXEMPT BOND FUND OF AMERICA (Class R-6) | Class R-6
Prospectus [Line Items]
Average Annual Return, Percent		2.51%	1.39%		2.50%	2.86%
Performance Inception Date	May 11, 2012
THE TAX EXEMPT BOND FUND OF AMERICA (Class R-6) | Class R-6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.51%	1.36%		2.48%
THE TAX EXEMPT BOND FUND OF AMERICA (Class R-6) | Class R-6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.78%	1.69%		2.61%
THE TAX EXEMPT BOND FUND OF AMERICA (Class R-6) | Bloomberg Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.05%	0.99%		2.25%	2.50%